Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Operations [Abstract]
REVENUES	$ 638,831	$ 611,023	$ 509,262
COST OF REVENUES	560,046	526,198	402,077
GROSS PROFIT	78,785	84,825	107,185
OPERATING COSTS AND EXPENSES
Research and development	31,093	24,886	23,876
Marketing, general and administrative	44,413	48,239	39,986
Acquisition related and reorganization costs	5,789	1,493
TOTAL OPERATING COSTS AND EXPENSES	81,295	74,618	63,862
OPERATING PROFIT (LOSS)	(2,510)	10,207	43,323
INTEREST EXPENSES, NET	(31,808)	(27,797)	(26,406)
OTHER FINANCING EXPENSE, NET	(27,583)	(12,505)	(46,519)
GAIN FROM ACQUISITION		19,467
OTHER INCOME (EXPENSE), NET	(1,042)	13,460	65
PROFIT (LOSS) BEFORE INCOME TAX	(62,943)	2,832	(29,537)
INCOME TAX EXPENSE	(7,326)	(21,362)	(12,830)
LOSS FOR THE PERIOD	$ (70,269)	$ (18,530)	$ (42,367)
BASIC LOSS PER ORDINARY SHARE
Loss per share	$ (3.25)	$ (0.92)	$ (2.70)
Weighted average number of ordinary shares outstanding - in thousands	21,623	20,138	15,688